Consolidated Statements of Changes in Shareholders' Equity - EUR (€) € in Thousands		Total		Share capital [member]	Share premium [member]	Other reserves [member] [2]	Capital reduction reserve [member] [2]	Accumulated deficit [member] [2]
Beginning balance at Dec. 31, 2018	[1]	€ 55,589		€ 41,553	€ 206,149	€ 25,667	€ 18,926	€ (236,704)
Capital increase		18,169		6,960	11,209
Transaction costs associated with capital increases		(1,721)			(1,721)
Reduction of share premium by absorption of losses					(172,287)		172,287
Share-based payments		2,775				2,775
Total transactions with owners, recognized directly in equity		19,223		6,960	(162,799)	2,775	172,287
Loss for the period		(28,632)	[3]					(28,632)
Currency translation differences		(261)				(261)
Remeasurements of defined benefit obligation		(301)						(301)
Total comprehensive loss for the period		(29,194)				(261)		(28,933)
Ending balance at Dec. 31, 2019	[1]	45,619		48,513	43,349	28,181	191,213	(265,637)
Share-based payments		2,782				2,782
Total transactions with owners, recognized directly in equity		2,782				2,782
Loss for the period		(17,204)	[3]					(17,204)
Currency translation differences		(5)				(5)
Remeasurements of defined benefit obligation		(197)						(197)
Total comprehensive loss for the period		(17,406)				(5)		(17,402)
Ending balance at Dec. 31, 2020	[1]	30,994		48,513	43,349	30,958	191,213	(283,039)
Capital increase		38,972		30,072	8,900
Transaction costs associated with capital increases		(2,583)			(2,583)
Reduction of share premium by absorption of losses					(43,349)		43,349
Share-based payments		2,172				2,172
Total transactions with owners, recognized directly in equity		38,561		30,072	(37,032)	2,172	43,349
Loss for the period		(26,512)	[3]					(26,512)
Currency translation differences		42				42
Remeasurements of defined benefit obligation		554						554
Total comprehensive loss for the period		(25,916)				42		(25,958)
Ending balance at Dec. 31, 2021		€ 43,639		€ 78,585	€ 6,317	€ 33,172	€ 234,562	€ (308,997)

[1]	For information on voluntary change in accounting policy, see note 5.2.16.
[2]	Pursuant to Belgian law (“CCA”), the calculation of amounts available for distribution to shareholders, as dividends or otherwise, must be determined on the basis of the Company’s standalone non-consolidated statutory financial statements of Celyad Oncology SA prepared under Belgian GAAP, and not on the basis of IFRS consolidated financial statements. For more information, see Note 15.
[3]	For 2021, 2020 and 2019, the Company does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.